Segmented information	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
Segment Reporting Disclosure [Text Block]
13	Segmented information

The Company operates in one business segment being the exploration and development of mineral property interests. The Company’s assets are geographically segmented as follows:

	June 30, 2018	December 31, 2017
Canada	$6,367	$7,226
Other	1,287	1,031
	$7,654	$8,257